OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 930	$ 1,040	$ 753
Operating loss	(30,953)	(24,814)	(21,166)
Net financing income (expenses)	(521)	(1,360)	2,075
Loss before taxes on income	(30,432)	(26,174)	(19,091)
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	628	862	651
Operating loss	(12,248)	(8,687)	(10,062)
Industry [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	40	33	26
Operating loss	(169)	(333)	(419)
Human [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	183	75	0
Operating loss	(10,087)	(4,669)	(3,219)
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	79	70	76
Operating loss	$ (8,449)	$ (11,125)	$ (7,466)